Revenues (Details 2) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Revenue Explanatory [Abstract]
Gains from sale of assets and businesses		€ 3,288	€ 14	€ 459
Gains on price adjustments under overlifting/underlifting transactions		166	238	253
Lease and rental income		84	81	85
Contract penalties and other trade revenues		42	72	36
Compensation for damages		9	122	36
Other proceeds	[1]	469	404	383
Other revenue		€ 4,058	€ 931	€ 1,252

[1]	Each individual amount included herein was lower than €50 million.